NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares/Principal Amount ($)			Fair Value
	PRIVATE INVESTMENT FUNDS — 67.2%(a)
-	ACORE Credit Partners II, LP(b)		$ 3,139,583
-	AG Asset Based Credit Fund, L.P.(b)		18,408,208
-	Alcova Capital Yield Premium Fund, L.P. (b)		3,994,247
-	Atalaya A4 Evergreen (Cayman) LP(b)		9,920,322
-	Crestline Opportunity Fund V Offshore TE/SWF, L.P.(b)		2,311,316
-	Maranon Senior Credit Strategies Fund XIV, L.P(b)		20,027,259
-	Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, L.P. - Class B(b)(c)		17,507,835
-	Sound Point Discovery Fund LLC(g)		1,500,000
-	SP Technology Payments II, LLC(b)		1,515,747
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $77,355,692)		78,324,517
		Spread
	COLLATERALIZED LOAN OBLIGATIONS DEBT — 4.3%(d)(e)(f)
$ 3,000,000	Maranon Loan Funding Ltd. Series 2A A1, 01/15/36	TSFR3M + 2.50%	3,036,279
$ 1,500,000	Maranon Loan Funding Ltd. Series 2A D, 01/15/36	TSFR3M + 6.75%	1,513,096
$ 500,000	Maranon Loan Funding Ltd. Series 2A E, 01/15/36	TSFR3M + 10.00%	504,947
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS DEBT (Cost $5,000,000)		5,054,322

	LOANS — 5.6%(a)(g)
$ 1,250,000	Bristol Industrial Senior Loan, 15.00%, 01/01/25		1,248,053
$ 750,000	CR Steak LV LLC, 12.00%, 08/04/26		740,382
$ 1,350,167	Future Family Loan Portfolio, Class A, 15.00%, 05/16/30		1,350,167
$ 82,084	Future Family Loan Portfolio, Class B, 15.00%, 05/16/30		82,084
$ 1,400,000	Royersford Industrial Senior Loan, 13.00%, 12/28/24		1,396,099
$ 250,000	Tampa Industrial Senior Loan, 12.00%, 02/28/26		248,391
$ 750,000	Ultra Padel Club, 13.00%, 11/27/27		735,452
$ 750,000	Yacht Management Services, 12.00%, 07/21/24		746,749
	TOTAL LOANS (Cost $6,556,818)		6,547,377

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Shares/Principal Amount ($)			Fair Value
	U.S. GOVERNMENT & AGENCIES — 11.2%
	AGENCY HYBRID ARMS — 2.1%
$ 2,375,971	Fannie Mae REMICS Series 23-17 JA, 5.50%, 06/25/50		$ 2,382,326

	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.0%
$ 2,938,324	Government National Mortgage Association Series 170 HC, 6.00%, 11/20/41		2,949,710
$ 2,541,308	Government National Mortgage Association Series 2023-141 LC, 6.00%, 01/20/43		2,557,858
$ 2,101,082	Government National Mortgage Association Series 209 PL, 5.50%, 11/20/50		2,101,328
$ 5,298,894	Government National Mortgage Association Series 2021-49 IP, 2.50%, 01/20/51		520,637
			8,129,533
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.1%	Spread
$ 2,503,221	Ginnie Mae II Pool 786445, 3.908%, 08/20/49(d)	H15T1Y + 1.507%	2,492,350

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $12,975,481)		13,004,209

	SHORT-TERM INVESTMENTS — 10.6%
	MONEY MARKET FUND - 3.0%
3,477,599	First American Treasury Obligations Fund, Class X, 5.21%(h)		3,477,599

	UNITED STATES TREASURY BILL — 7.6%
$ 8,900,000	United States Treasury Bill, 5.05%, 08/01/24		8,859,956

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,338,973)		12,337,555

	TOTAL INVESTMENTS - 98.9% (Cost $114,226,964)		$ 115,267,980
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%(i)		1,248,324
	NET ASSETS - 100.0%		$ 116,516,304

NOMURA ALTERNATIVE INCOME FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2024

Investment Abbreviations:

H15T1Y	- 1 Year Treasury Rate
LLC	- Limited Liability Company
LP	- Limited Partnership
Ltd.	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
TSFR3M	- 3 Month Term Secured Overnight Financing Rate
Reference Rates: 1 Year Treasury Rate as of June 30, 2024 was 5.09%. 3 Month Term Secured Overnight Financing Rate as of June 30, 2024 was 5.35%.

(a)	Restricted Security. Please refer to Restricted Securities Table below.
(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(c)	The Fund’s interest in this investment is held through a wholly-owned subsidiary of the Fund, NAIF Splitter LLC.
(d)	Variable rate investment. Interest rate shown reflects the rate in effect at June 30, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date. Interest rates reset periodically.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is $5,054,322 or 4.3% of net assets.
(f)	Variable rate security.
(g)	Level 3 securities fair valued using significant unobservable inputs.
(h)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(i)	Includes cash held as collateral for futures contracts.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at June 30, 2024 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
ACORE Credit Partners II, LP	3/21/2023	$ 3,215,823	$ 3,139,583	2.7%
AG Asset Based Credit Fund LP	9/13/2023	17,651,603	18,408,208	15.8%
Alcova Capital Yield Premium Fund, LP	3/18/2024	4,000,000	3,994,247	3.4%
Atalaya A4 Evergreen (Cayman) LP	4/4/2023	9,643,697	9,920,322	8.5%
Bristol Industrial Senior Loan	3/13/2024	1,250,000	1,248,053	1.1%
CR Steak LV LLC	1/10/2024	741,939	740,382	0.6%
Crestline Opportunity Fund V Offshore TE/SWF, LP	9/21/2023	2,109,461	2,311,316	2.0%
Future Family Loan Portfolio, Class A	5/16/2024	1,350,167	1,350,167	1.2%
Future Family Loan Portfolio, Class B	5/16/2024	82,084	82,084	0.1%
Maranon Senior Credit Strategies Fund XIV, LP	6/1/2023	20,050,000	20,027,259	17.2%
Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, LP – Class B	3/24/2023	17,685,108	17,507,835	15.0%
Royersford Industrial Senior Loan	3/13/2024	1,397,246	1,396,099	1.2%
Sound Point Discovery Fund LLC	4/3/2024	1,500,000	1,500,000	1.3%
SP Technology Payments II, LLC	4/4/2024	1,500,000	1,515,747	1.3%
Tampa Industrial Senior Loan	3/13/2024	248,871	248,391	0.2%
Ultra Padel Club	1/10/2024	736,851	735,452	0.6%
Yacht Management Services	1/10/2024	749,660	746,749	0.6%
		$ 83,912,510	$84,871,894	72.8%